UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05502
                                                     ---------

                              Comstock Funds, Inc.
                      -------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
                      -------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
                      -------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                     Date of fiscal year end: April 30, 2004
                                              --------------

                   Date of reporting period: October 31, 2004
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


The Report to Shareholders is attached herewith.


                              COMSTOCK FUNDS, INC.

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2004




TO OUR SHAREHOLDERS,


      For the six months ended October 31, 2004, the Comstock Capital Value Fund's Class A, B, C and R shares declined 6.99%, 7.41%, 7.42% and 7.01%, respectively. The Comstock Strategy Fund's Class O, A and C shares declined 6.26%, 6.26% and 6.67%, respectively. The Standard & Poor's ("S&P") 500 Index and the Lehman Brothers Government/Corporate Bond ("LBG/C") Index rose 2.96% and 4.35%, respectively, over the same six-month period.


      Enclosed are the unaudited financial statements and the investment portfolio as of October 31, 2004.


      We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.


      A description of the Funds' proxy voting policies and procedures and how the Funds' voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available without charge (i) upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.


                                                       Sincerely yours,




                                                       /s/ Bruce N. Alpert
                                                       Bruce N. Alpert
                                                       Chief Operating Officer
                                                       Gabelli Funds, LLC
December 6, 2004

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED OCTOBER 31, 2004+ (UNAUDITED)
--------------------------------------------------------------------------------

                                           CALENDAR                                                    SINCE FUND'S
COMSTOCK STRATEGY FUND (A)               YEAR TO DATE    ONE YEAR     FIVE YEARS      TEN YEARS     INCEPTION (5/26/88)
-----------------------------------------------------------------------------------------------------------------------
 CLASS O (CPSFX)..........................   (8.27)%      (6.99)%       (1.37)%        (4.61)%             0.77%
-----------------------------------------------------------------------------------------------------------------------
 CLASS A (CPFAX)
  Without sales charge....................   (8.67)       (7.60)        (1.66)         (4.88)              0.55
  With sales charge (b)...................  (12.78)      (11.76)        (2.57)         (5.32)              0.27
-----------------------------------------------------------------------------------------------------------------------
 CLASS C (CPFCX)
  Without contingent deferred sales charge   (9.28)       (8.49)        (2.28)         (5.49)              0.16
  With contingent deferred sales charge (c) (10.18)       (9.41)        (2.28)         (5.49)              0.16
-----------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX (d)........................    3.06         9.41         (2.22)         11.00              11.44
-----------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS GOVT./CORP. BOND INDEX (e)   4.26         5.57          7.87           7.86               8.28(f)
-----------------------------------------------------------------------------------------------------------------------

                                           CALENDAR                                     SINCE POLICY     SINCE FUND'S
COMSTOCK CAPITAL VALUE FUND (G)          YEAR TO DATE  ONE YEAR  FIVE YEARS  TEN YEARS  INCEPTION (H) INCEPTION (10/10/85)
--------------------------------------------------------------------------------------------------------------------------
 CLASS A (DRCVX)
  Without sales charge....................  (6.42)%      (11.05)%    1.90%     (7.97)%     (2.08)%           0.49%
  With sales charge (b)................... (10.63)       (15.05)     0.97      (8.40)      (2.33)            0.25
--------------------------------------------------------------------------------------------------------------------------
 CLASS B (DCVBX)
  Without contingent deferred sales charge  (7.12)       (11.76)     1.10      (8.70)      (2.61)           (0.01)
  With contingent deferred sales charge (i)(11.12)       (15.29)     0.71      (8.70)      (2.61)           (0.01)
--------------------------------------------------------------------------------------------------------------------------
 CLASS C (CPCCX)
  Without contingent deferred sales charge  (7.12)       (11.96)     1.07      (8.67)      (2.59)            0.00
  With contingent deferred sales charge (c) (8.05)       (12.84)     1.07      (8.67)      (2.59)            0.00
--------------------------------------------------------------------------------------------------------------------------
 CLASS R (CPCRX) .........................  (6.44)       (11.08)     2.05      (7.80)      (1.97)            0.59
--------------------------------------------------------------------------------------------------------------------------
 S&P 500 INDEX (d)........................   3.06          9.41     (2.22)     11.00       10.69            10.03
--------------------------------------------------------------------------------------------------------------------------

-----------------
(a) Total return prior to 8/01/91 reflects the performance of the Fund as a closed-end fund; as an open-end fund the Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Because Class A Shares and Class C Shares were not actually introduced until 7/15/92 and 8/01/95, respectively, total return for the period prior to the introduction of each such class (i) reflects the performance information for Class O Shares and Class A Shares, as appropriate, and (ii) does not reflect service and distribution fees borne by Class A Shares and Class C Shares prior to their introduction, which, if reflected, would reduce the total return presented. Total return assumes the reinvestment of dividends and capital gains distributions. Gabelli Funds, LLC became the investment adviser of the Fund on 5/23/00.
(b) Assuming maximum initial sales charge of 4.5%.
(c) Assuming payment of the maximum contingent deferred sales charge (CDSC). A CDSC of 1% is imposed on redemptions made within one year of purchase.
(d) The S&P 500 Index is an unmanaged broad-based index comprised of common stocks. The index does not reflect the deduction of sales charges and expenses that are borne by mutual fund investors.
(e) The Lehman Brothers Govt./Corp. Bond Index is an unmanaged broad-based index comprised of U.S. Government Agency and Treasury securities and investment grade corporate debt. The index does not reflect the deduction of sales charges and expenses that are borne by mutual fund investors.
(f) From May 31, 1988, the date closest to the Fund's inception for which data is available.
(g) The total return is based upon a hypothetical investment at the Fund's inception on 10/10/85. Because Class B Shares were not actually introduced until 1/15/93 and Class C Shares and Class R Shares were not actually introduced until 8/22/95, total return for the period prior to the introduction of each such class (i) in the case of Class B Shares and Class R Shares, reflects the performance information for Class A Shares, (ii) in the case of Class C Shares, reflects the performance information for Class A Shares and Class B Shares, as appropriate, and (iii) in the case of Class B Shares and Class C Shares, does not reflect higher service and distribution fees and certain administrative expenses borne by Class B Shares and Class C Shares prior to their introduction, which, if reflected, would reduce the total return presented. Total return assumes the reinvestment of dividends and capital gains distributions. Gabelli Funds, LLC became the investment adviser of the Fund on 5/23/00.
(h) On April 28, 1987, Comstock Partners, Inc., the Capital Value Fund's Investment Adviser, assumed investment responsibilities and the Fund changed its investment objective to the current investment objective.
(i) Assuming payment of the maximum CDSC. The maximum CDSC for Class B Shares is 4% and is reduced to 0% after six years.
+ PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THESE FUNDS UTILIZE SHORT SELLING AND DERIVATIVES. SHORT SELLING OF SECURITIES AND USE OF
    DERIVATIVES POSE SPECIAL RISKS AND MAY NOT BE SUITABLE FOR CERTAIN INVESTORS. SHORT SELLING IS A SALE OF A BORROWED SECURITY AND LOSSES ARE REALIZED IF THE PRICE OF THE SECURITY INCREASES BETWEEN THE DATE THE SECURITY IS SOLD AND THE DATE THE FUND REPLACES IT. DERIVATIVES MAY BE RISKIER THAN OTHER TYPES OF INVESTMENTS BECAUSE THEY MAY RESPOND MORE TO CHANGES IN ECONOMIC CONDITIONS THAN OTHER INVESTMENTS. PERFORMANCE RESULTS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH-END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

COMSTOCK FUNDS, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from May 1, 2004 through October 31, 2004
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annualized return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is NOT the Fund's actual return -- the results do not apply to your investment. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate these expense examples based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. The "Annualized Expense Ratio" represents the actual expenses for the period and may be different from the expense ratio in the Financial Highlights.

                  Beginning         Ending     Annualized     Expenses
                Account Value   Account Value   Expense      Paid During
                    5/1/04        10/31/04       Ratio         Period*
--------------------------------------------------------------------------------
STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class O            $1,000.00       $937.40       1.89%          $9.23
Class A            $1,000.00       $937.40       2.15%         $10.50
Class C            $1,000.00       $933.30       2.91%         $14.18

HYPOTHETICAL 5% RETURN
Class O            $1,000.00     $1,015.68       1.89%          $9.60
Class A            $1,000.00     $1,014.37       2.15%         $10.92
Class C            $1,000.00     $1,010.54       2.91%         $14.75

--------------------------------------------------------------------------------
CAPITAL VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A            $1,000.00       $930.10       1.79%          $8.71
Class B            $1,000.00       $925.90       2.54%         $12.33
Class C            $1,000.00       $925.80       2.54%         $12.33
Class R            $1,000.00       $929.90       1.55%          $7.54

HYPOTHETICAL 5% RETURN
Class A            $1,000.00     $1,016.18       1.79%          $9.10
Class B            $1,000.00     $1,012.40       2.54%         $12.88
Class C            $1,000.00     $1,012.40       2.54%         $12.88
Class R            $1,000.00     $1,017.39       1.55%          $7.88

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirement. The numbers in parentheses represent net short positions in the corresponding category.


STRATEGY FUND

U.S. Treasury Notes ..................................   50.8%
U.S. Treasury Bills ..................................   42.9%
Put Options Purchased ................................    4.4%
Other Assets and Liabilities (Net) ...................    1.9%
                                                        -------
                                                        100.0%
                                                        =======


CAPITAL VALUE FUND

U.S. Treasury Bills ..................................   97.9%
Put Options Purchased ................................    3.6%
Call Options Purchased ...............................    0.8%
Futures Contracts - Short Position ...................   (0.3)%
Metals and Mining ....................................   (0.6)%
Written Call Options - Short Position ................   (0.9)%
Retail ...............................................   (0.9)%
Communications Equipment .............................   (1.2)%
Real Estate ..........................................   (1.2)%
Computer Hardware ....................................   (1.3)%
Forest Products and Paper ............................   (1.7)%
Computer Software and Services .......................   (2.2)%
Health Care ..........................................   (3.0)%
Electronics ..........................................   (5.0)%
Financial Services ...................................   (6.7)%
Other Assets and Liabilities (Net) ...................   22.7%
                                                        -------
                                                        100.0%
                                                        =======

THE FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WAS FILED FOR THE QUARTER ENDING JULY 31, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUNDS' FORM N-Q WILL BE AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

COMSTOCK STRATEGY FUND
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                          MARKET
     AMOUNT                               COST          VALUE
    --------                              ----         ------
  U.S. GOVERNMENT OBLIGATIONS -- 93.7%
              U.S. TREASURY BILLS -- 42.9%
  $7,263,000  U.S. Treasury Bills,
               1.700% to 1.911%++,
               12/23/04 to 03/10/05 ....$7,221,243   $7,218,522
                                        ----------   ----------
              U.S. TREASURY NOTES -- 50.8%
              U.S. Treasury Notes,
   2,500,000   1.500%, 07/31/05 ........ 2,497,450    2,488,672
   5,400,000   6.000%, 08/15/09 ........ 5,297,439    6,053,276
                                        ----------   ----------
                                         7,794,889    8,541,948
                                        ----------   ----------
  TOTAL U.S. GOVERNMENT OBLIGATIONS ....15,016,132   15,760,470
                                        ----------   ----------

   NUMBER OF                                  EXPIRATION DATE/     MARKET
   CONTRACTS  ISSUE                            EXERCISE PRICE      VALUE
   ---------  -----                           ---------------      ------

  PUT OPTIONS PURCHASED -- 4.4%
        150   Applied Materials Inc. ..........  Jan. 05/17.5   $   30,000
        200   Bank of America .................  Jan. 05/32.5        1,000
        900   Intel Corp. .....................  Jan. 05/22.5      126,000
        120   International Paper Co. .........  Jan. 05/35          6,600
        125   Juniper Networks Inc. ...........  Jan. 05/15            625
        250   KLA-Tencor Corp. ................  Jan. 05/45         71,875
        300   Mini NDX 100 Index ..............  Jun. 05/130       121,500
      2,300   Nasdaq-100 Index ................  Jan. 05/27         11,500
         70   S & P 500 Index .................  Dec. 04/825         2,625
        100   S & P 500 Index .................  Dec. 04/850         2,500
         85   S & P 500 Index .................  Dec. 04/995        16,150
        130   S & P 500 Index .................  Mar. 05/995       126,100
         28   S & P 500 Index .................  Jun. 05/995        49,000
         75   S & P 500 Index .................  Jun. 05/1025      167,250
                                                               -----------
  TOTAL PUT OPTIONS PURCHASED (Cost $2,813,034) ..............     732,725
                                                               -----------
  TOTAL INVESTMENTS -- 98.1% ..................  $17,829,166    16,493,195
                                                 ===========
  OTHER ASSETS AND LIABILITIES (NET) -- 1.9% .................     318,135
                                                               -----------
  NET ASSETS -- 100.0% ....................................... $16,811,330
                                                               ===========
  ------------------
  ++ Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

COMSTOCK CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                       MARKET
     AMOUNT                            COST          VALUE
    ---------                          ----         ------

  U.S. GOVERNMENT OBLIGATIONS -- 97.9%
              U.S. TREASURY BILLS -- 97.9%
 $98,735,000  U.S. Treasury Bills,
               1.545% to 1.895%++,
               11/04/04 to
               03/03/05 (a)(b) ......  $ 98,212,472  $ 98,180,528
                                       ------------  ------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS .    98,212,472    98,180,528
                                       ------------  ------------

   NUMBER OF                         EXPIRATION DATE/
   CONTRACTS  ISSUE                   EXERCISE PRICE
   ---------  -----                  ---------------
  CALL OPTIONS PURCHASED -- 0.8%
      1,000   Mini NDX 100 Index
               (Cost $526,850) ...... Dec. 04/142.5       835,000
                                                     ------------
  PUT OPTIONS PURCHASED -- 3.6%
      2,500   Intel Corp. ...........  Jan. 05/22.5       350,000
      1,000   KLA-Tencor Corp. ......   Jan. 05/45        287,500
      1,800   Mini MNX 100 Index ....  Jun. 05/130        729,000
        300   S & P 500 Index .......  Dec. 04/825         11,250
        425   S & P 500 Index .......  Dec. 04/850         10,625
         80   S & P 500 Index .......  Dec. 04/900          5,200
        400   S & P 500 Index .......  Dec. 04/995         76,000
        165   S & P 500 Index ....... Dec. 04/1025         52,800
        650   S & P 500 Index .......  Mar. 05/995        630,500
         80   S & P 500 Index .......  Jun. 05/900         62,400
        500   S & P 500 Index .......  Jun. 05/995        875,000
        225   S & P 500 Index ....... Jun. 05/1025        501,750
                                                      -----------
  TOTAL PUT OPTIONS PURCHASED
    (Cost $11,347,469) .............................    3,592,025
                                                      -----------
  TOTAL INVESTMENTS -- 102.3% ........ $110,086,791   102,607,553
                                       ============

  OTHER ASSETS AND LIABILITIES (NET) -- (2.3)% .....   (2,340,978)
                                                     ------------
  NET ASSETS -- 100.0% ............................. $100,266,575
                                                     ============

  SECURITIES SOLD SHORT -- (24.8)%

     SHARES                              PROCEEDS
     ------                              --------
  COMMON STOCKS -- (23.9)%
              COMMUNICATIONS EQUIPMENT -- (1.2)%
      40,000  Ericsson (L.M.) Telephone Co.,
               Cl. B, ADR+ ............$    997,229  $  1,156,400
                                       ------------   -----------
              COMPUTER HARDWARE -- (1.3)%
      36,000  Dell Inc.+ ..............   1,174,560     1,262,160
                                       ------------   -----------
              COMPUTER SOFTWARE AND SERVICES -- (2.2)%
      30,000  Ask Jeeves Inc.+ ........     901,131       773,400
      39,000  Citrix Systems Inc.+ ....     778,855       941,070
      16,600  Microsoft Corp. .........     432,381       464,634
                                       ------------   -----------
                                          2,112,367     2,179,104
                                       ------------   -----------
              ELECTRONICS -- (5.0)%
      50,000  Applied Materials Inc.+ .   1,122,197       805,000
     100,000  Genesis Microchip Inc.+ .   1,300,619     1,417,000
      36,000  Intel Corp. .............   1,092,934       801,360
      22,000  Maxim Integrated
                Products Inc. .........   1,037,704       967,780
      35,000  Microchip
                Technology Inc. .......     995,903     1,058,750
                                       ------------   -----------
                                          5,549,357     5,049,890
                                       ------------   -----------

SECURITIES SOLD SHORT (CONTINUED)
                                                         MARKET
       SHARES                             PROCEEDS       VALUE
      --------                            --------       ------
              FINANCIAL SERVICES -- (6.7)%
      28,000  BISYS Group Inc.+ .......$    894,573  $    408,800
      28,000  Equifax Inc. ............     686,242       732,200
      30,000  Mellon Financial Corp. ..     868,174       867,000
     100,000  Nasdaq-100 Index ........   3,032,858     3,686,000
      22,000  Radian Group Inc. .......   1,024,818     1,054,460
                                       ------------   -----------
                                          6,506,665     6,748,460
                                       ------------   -----------
              FOREST PRODUCTS AND PAPER -- (1.7)%
      45,000  International Paper Co. .   1,755,327     1,732,950
                                       ------------   -----------
              HEALTH CARE -- (3.0)%
      53,000  Amylin Pharmaceuticals
                 Inc.+ ................     969,745     1,128,900
      15,000  AstraZeneca plc, ADR ....     700,284       618,000
      14,000  Forest Laboratories Inc.+     984,150       624,400
      27,000  Icos Corp.+ .............   1,008,138       608,040
                                       ------------   -----------
                                          3,662,317     2,979,340
                                       ------------   -----------
              METALS AND MINING -- (0.6)%
      20,000  Alcoa Inc. ..............     621,985       650,000
                                       ------------   -----------
              REAL ESTATE -- (1.2)%
      13,000  Ryland Group Inc. .......   1,025,452     1,240,070
                                       ------------   -----------
              RETAIL -- (0.9)%
      45,000  Dillard's Inc., Cl. A ...     939,020       922,050
                                       ------------   -----------
  TOTAL SECURITIES SOLD SHORT .........$ 24,344,279  $ 23,920,424
                                       ============  ============

    NUMBER OF                        EXPIRATION DATE/
    CONTRACTS ISSUE                   EXERCISE PRICE
     -------- -----                   --------------
  WRITTEN CALL OPTIONS -- SHORT POSITION -- (0.9)%
      1,000   Mini MNX 100 Index ...... Nov. 04/140  $    910,000
                                                     ============

                                                      UNREALIZED
                                                     DEPRECIATION
                                                     ------------
  FUTURES CONTRACTS -- SHORT POSITION -- (0.3)%
        110   S & P 500 Index Futures . 12/17/2004   $   (295,625)
                                                     ============

  ------------------
(a)   At  October  31,  2004,   $27,800,000  principal  amount  was  pledged  as
      collateral for securities sold short.
(b) At October 31, 2004, $3,000,000 principal amount was pledged as collateral for futures contracts.
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR - American Depository Receipt.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  STRATEGY      CAPITAL VALUE
                                                                    FUND            FUND
                                                                 -----------    -------------
ASSETS:
  Investments at value (Cost $15,016,132
      and $98,212,472, respectively) .......................   $  15,760,470    $  98,180,528
  Put options purchased (Cost $2,813,034
      and $11,347,469, respectively) .......................         732,725        3,592,025
  Call options purchased (Cost $0 and
       $526,850, respectively) .............................            --            835,000
  Cash .....................................................            --                999
  Deposit at brokers .......................................         418,258       23,303,736
  Receivable for Fund shares sold ..........................            --             87,066
  Interest receivable ......................................          78,151             --
  Prepaid expenses .........................................             596            8,827
                                                               -------------    -------------
  TOTAL ASSETS .............................................      16,990,200      126,008,181
                                                               -------------    -------------
LIABILITIES:
  Securities sold short (proceeds $0 and
      $24,344,279, respectively) ...........................            --         23,920,424
  Call options written (proceeds $0 and
      $388,141, respectively) ..............................            --            910,000
  Variation margin payable .................................            --             73,150
  Dividends payable on securities sold short ...............            --              8,500
  Payable for Fund shares redeemed .........................           5,750          460,996
  Payable for investment advisory fees .....................          12,355           87,818
  Payable for distribution fees ............................           1,284           37,637
  Payable to custodian .....................................          71,138            7,379
  Other accrued expenses ...................................          88,343          235,702
                                                               -------------    -------------
  TOTAL LIABILITIES ........................................         178,870       25,741,606
                                                               -------------    -------------
  NET ASSETS ...............................................   $  16,811,330    $ 100,266,575
                                                               =============    =============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value .......................   $       4,876    $      33,202
  Additional paid-in capital ...............................     102,759,302      315,898,626
  Accumulated undistributed net investment income ..........          12,211          596,293
  Accumulated net realized loss on investments,
     forward contracts, put options, futures and
     securities sold short .................................     (84,629,088)    (208,389,227)
  Net unrealized appreciation/(depreciation) on
     investments, securities sold short,
     forward contracts, put options and futures transactions      (1,335,971)      (7,872,319)
                                                               -------------    -------------
  NET ASSETS ...............................................   $  16,811,330    $ 100,266,575
                                                               =============    =============
SHARES OF COMMON STOCK OUTSTANDING .........................       4,876,363       33,201,939
                                                               =============    =============
CLASS O:
  Net Asset Value and redemption price per share
     ($12,323,699 / 3,597,869 shares outstanding) ..........           $3.43
                                                                       =====
  CLASS A:
  Net Asset Value and redemption price per share
    ($4,008,900  / 1,143,185 shares outstanding
    and $76,677,728 / 25,091,787 shares
    outstanding, respectively) .............................           $3.51            $3.06
                                                                       =====            =====
  Maximum offering price per share (NAV / 0.955
    based on maximum sales charge of 4.50% of
    the offering price at October 31, 2004) ................           $3.68            $3.20
                                                                       =====            =====
  CLASS B:
  Net Asset Value and offering price per share
   ($7,334,106 / 2,447,069 shares outstanding) .............                            $3.00(a)
                                                                                        =====
  CLASS C:
  Net Asset Value and offering price per share
    ($478,731 / 135,309 shares outstanding and
    $16,183,925 / 5,639,848 shares outstanding, respectively)          $3.54(a)        $2.87(a)
                                                                       =====            =====
  CLASS R:
  Net Asset Value, offering and redemption price per
    share ($70,816 / 23,235 shares outstanding) ............                            $3.05
                                                                                        =====

---------------------------
(a) Redemption price varies based on length of time held.


                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       STRATEGY     CAPITAL VALUE
                                                                                         FUND            FUND
                                                                                      -----------    -----------
INVESTMENT INCOME:
  Interest ........................................................................   $   242,465    $   750,288
                                                                                      -----------    -----------
  TOTAL INVESTMENT INCOME .........................................................       242,465        750,288
                                                                                      -----------    -----------
EXPENSES:
  Investment advisory fees ........................................................        76,638        524,231
  Distribution fees Class A .......................................................         5,311         97,856
  Distribution fees Class B .......................................................            --         44,211
  Distribution fees Class C .......................................................         2,492         88,146
  Dividends on securities sold short ..............................................            --         87,323
  Shareholder services fees .......................................................        33,264         57,114
  Registration fees ...............................................................        13,767         31,335
  Directors' fees .................................................................         3,407         26,434
  Shareholder communications expenses .............................................        13,444         20,398
  Custodian fees ..................................................................         4,543         10,033
  Legal and audit fees ............................................................        21,551         24,393
  Miscellaneous expenses ..........................................................         3,771         24,359
                                                                                      -----------    -----------
  TOTAL EXPENSES ..................................................................       178,188      1,035,833
  LESS:
  Custodian fee credits ...........................................................            --           (157)
                                                                                      -----------    -----------
  TOTAL NET EXPENSES ..............................................................       178,188      1,035,676
                                                                                      -----------    -----------
NET INVESTMENT INCOME/(LOSS) ......................................................        64,277       (285,388)
                                                                                      -----------    -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, PUT OPTIONS PURCHASED,
  SECURITIES SOLD SHORT TRANSACTIONS AND FUTURES TRANSACTIONS:
  Net realized loss on investments, put options and futures transactions ..........      (646,305)    (1,851,147)
  Net realized loss on securities sold short transactions .........................            --     (2,620,628)
  Net increase/(decrease) in unrealized appreciation/(depreciation) on investments,
    securities sold short, put options and futures transactions ...................      (607,117)    (3,873,980)
                                                                                      -----------    -----------
  NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, PUT OPTIONS,
    SECURITIES SOLD SHORT AND FUTURES TRANSACTIONS ................................    (1,253,422)    (8,345,755)
                                                                                      -----------    -----------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................   $(1,189,145)   $(8,631,143)
                                                                                      ===========    ===========

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     STRATEGY FUND                   CAPITAL VALUE FUND
                                                            --------------------------------  ---------------------------------
                                                            SIX MONTHS ENDED                  SIX MONTHS ENDED
                                                            OCTOBER 31, 2004     YEAR ENDED    OCTOBER 31, 2004    YEAR ENDED
                                                              (UNAUDITED)     APRIL 30, 2004     (UNAUDITED)     APRIL 30, 2004
                                                             ---------------  --------------   ----------------  --------------
OPERATIONS:
  Net investment income/(loss) ...........................   $      64,277    $     229,402    $    (285,388)   $  (1,072,660)
  Net realized loss on investments, forward contracts,
    put options and futures transactions .................        (646,305)      (6,985,531)      (1,851,147)     (29,999,650)
  Net realized loss on investments, put options, and
    futures transactions sold short ......................              --               --       (2,620,628)     (13,440,314)
  Net change in unrealized appreciation/(depreciation) on
    investments, securities sold short, forward contracts,
    put options and futures transactions .................        (607,117)       3,071,603       (3,873,980)       8,329,186
  Net increase from payments by affiliates and net gains
    (losses) realized on the disposal of investments in
    excess of restrictions (see Note 9) ..................              --               --               --               --
                                                             -------------    -------------    -------------    -------------
  NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................      (1,189,145)      (3,684,526)      (8,631,143)     (36,183,438)
                                                             -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class O ..............................................        (180,701)        (537,497)              --               --
    Class A ..............................................         (49,165)        (187,963)              --               --
    Class C ..............................................          (4,405)          (5,266)              --               --
                                                             -------------    -------------    -------------    -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................        (234,271)        (730,726)              --               --
                                                             -------------    -------------    -------------    -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from shares sold:
    Class A ..............................................         398,134        3,018,338       33,998,123       61,891,017
    Class B ..............................................              --               --        1,374,049        5,835,200
    Class C ..............................................         166,509          503,851        6,646,955       15,493,850
    Class R ..............................................              --               --          104,801          130,020
                                                             -------------    -------------    -------------    -------------
                                                                   564,643        3,522,189       42,123,928       83,350,087
                                                             -------------    -------------    -------------    -------------
  Proceeds from reinvestment of dividends:
    Class O ..............................................         111,943          298,579               --               --
    Class A ..............................................          15,943          128,658               --               --
    Class C ..............................................           3,115            2,895               --               --
                                                             -------------    -------------    -------------    -------------
                                                                   131,001          430,132               --               --
                                                             -------------    -------------    -------------    -------------
  Cost of shares redeemed:
    Class O ..............................................        (751,875)      (2,809,764)              --               --
    Class A ..............................................        (618,949)     (11,525,694)     (26,499,762)     (67,774,611)
    Class B ..............................................              --               --       (2,727,681)     (14,694,178)
    Class C ..............................................        (136,944)        (564,024)      (8,155,064)     (15,649,562)
    Class R ..............................................              --               --          (97,300)        (204,491)
                                                             -------------    -------------    -------------    -------------
                                                                (1,507,768)     (14,899,482)     (37,479,807)     (98,322,842)
                                                             -------------    -------------    -------------    -------------
  Net increase/(decrease) in net assets
    from capital stock transactions ......................        (812,124)     (10,947,161)       4,644,121      (14,972,755)
                                                             -------------    -------------    -------------    -------------
  Net decrease in net assets .............................      (2,235,540)     (15,362,413)      (3,987,022)     (51,156,193)
NET ASSETS:
  Beginning of period ....................................      19,046,870       34,409,283      104,253,597      155,409,790
                                                             -------------    -------------    -------------    -------------
  End of period ..........................................   $  16,811,330    $  19,046,870    $ 100,266,575    $ 104,253,597
                                                             =============    =============    =============    =============
  Undistributed net investment income ....................   $      12,211    $     182,205    $     596,293    $     881,681
                                                             =============    =============    =============    =============

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. ORGANIZATION. Comstock Funds, Inc. (the "Company"), formerly known as Comstock Partners Funds, Inc., is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company offering shares in two separate portfolios: Comstock Strategy Fund (the "Strategy Fund") and Comstock Capital Value Fund (the "Capital Value Fund") (each a "Fund" and collectively the "Funds"). The Company accounts separately for the assets, liabilities and operations of each Fund. The Strategy Fund is a non-diversified portfolio with an investment objective to maximize total return over the long-term investment horizon by investing primarily in a portfolio of debt securities. The Capital Value Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income. The Strategy Fund offers Class A and Class C Shares. Class O Shares are no longer offered for sale except for reinvestment of dividends. The Capital Value Fund offers Class A, Class B, Class C and Class R Shares.

Each Class O, Class A and Class C Share of the Strategy Fund and each Class A, Class B, Class C and Class R Share of the Capital Value Fund represents an interest in the Strategy Fund or the Capital Value Fund, as the case may be, in proportion to its net asset value, and has identical rights except that Class A, Class B and Class C Shares of the Funds bear fees and expenses on an ongoing basis pursuant to the Funds' Class A, Class B and Class C Service and Distribution Plans, respectively. In addition, only the holders of Class A, Class B and Class C Shares have voting rights with respect to matters pertaining to the Class A, Class B and Class C Service and Distribution Plans, respectively. Class A Shares of each Fund are subject to a sales charge imposed at the time of purchase and in certain cases, contingent deferred sales charges. Class B Shares are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within six years of purchase. Class C Shares of each Fund are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within one year of purchase. Class R Shares are sold at net asset value per share only to institutional investors and certain retirement plans. Effective November 1, 2004, the Funds will impose a 2.00% redemption fee on Class A and Class C Shares of Strategy Fund and Class A, Class B, Class C and Class R Shares of Capital Value Fund that are purchased on or after November 1, 2004, and redeemed or exchanged within 60 days after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholder and retained by the respective Fund.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. A Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

OPTIONS. Each Fund may purchase or write call or put options on securities or indices. As a writer of put options, a Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. A Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. A Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, a Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, a Fund would realize a gain upon sale or exercise. If the price of the underlying security increases, a Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

FUTURES CONTRACTS. Each Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. The Capital Value Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable increase in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

The Strategy Fund may sell put options on certain indices in order to hedge various market risks.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Funds may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At October 31, 2004, there were no open forward foreign exchange contracts.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividends are recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Income distributions to shareholders, if any, are made quarterly (monthly through March of 2004) for the Strategy Fund and annually for the Capital Value Fund. Distributions from realized gains, if any, will be made annually.

PROVISION FOR INCOME TAXES. The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Funds' policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Funds and then among the classes of shares. Such allocations are made on the basis of each Fund's and Class' average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

3. INVESTMENT ADVISORY AGREEMENTS. Gabelli Funds, LLC serves as the Adviser and Administrator for both Funds effective May 22, 2000. As compensation for services and related expenses, the Strategy Fund and Capital Value Fund pay the Adviser an annual fee of 0.85% and 1.00%, respectively, of the Fund's average daily net assets, computed daily and payable monthly. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Funds' portfolio, oversees the administration of all aspects of the Funds' business and affairs and pays the compensation of all Officers and Directors of the Funds who are its affiliates.

4. DISTRIBUTION PLAN. The Company's Board has adopted a distribution plan (the "Plan") for each class of shares (other than Class O and Class R) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Funds. Under the Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those Classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended October 31, 2004, other than Government and short-term debt securities, were as follows:

                                       PURCHASES       SALES
                                      -----------    ---------
Strategy Fund:
   Long transactions ..............            --            --
   Short sale transactions ........            --            --
   Long put option transactions ...   $   657,547            --
                                      -----------   -----------
                                      $   657,547            --
                                      ===========   ===========
Capital Value Fund:
   Long transactions ..............            --            --
   Short sale transactions ........   $13,808,348   $ 5,823,616
   Long put option transactions ...     5,108,808            --
   Long written option transactions       321,850       856,291
                                      -----------   -----------
                                      $19,239,006   $ 6,679,907
                                      ===========   ===========

6. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:

                                                            STRATEGY FUND                    CAPITAL VALUE FUND
                                                 ----------------------------------  ---------------------------------
                                                 SIX MONTHS ENDED                    SIX MONTHS ENDED
                                                 OCTOBER 31, 2004      YEAR ENDED    OCTOBER 31, 2004     YEAR ENDED
                                                    (UNAUDITED)      APRIL 30, 2004    (UNAUDITED)      APRIL 30, 2004
                                                 ----------------    --------------  -----------------  --------------
CLASS O:
Shares issued upon reinvestment of dividends .......    31,726             76,053
Shares redeemed ....................................  (210,376)          (708,436)
                                                     ---------         ----------
   Net decrease in Class O Shares ..................  (178,650)          (632,383)
                                                     =========         ==========
CLASS A:
Shares sold ........................................   108,798            758,772        10,398,400        17,349,710
Shares issued upon reinvestment of dividends .......     4,439             30,533                --                --
Shares redeemed ....................................  (169,783)        (2,901,717)       (8,282,288)      (19,233,543)
                                                     ---------         ----------        ----------       -----------
   Net increase (decrease) in Class A Shares .......   (56,546)        (2,112,412)        2,116,112        (1,883,833)
                                                     =========         ==========        ==========       ===========
CLASS B:
Shares sold ........................................                                        425,865         1,577,025
Shares issued upon reinvestment of dividends .......                                             --                --
Shares redeemed ....................................                                       (874,535)       (4,249,523)
                                                                                         ----------       -----------
   Net decrease in Class B Shares ..................                                       (448,670)       (2,672,498)
                                                                                         ==========       ===========
CLASS C:
Shares sold ........................................    44,984            126,777         2,155,835         4,514,331
Shares issued upon reinvestment of dividends .......       858                687                --                --
Shares redeemed ....................................   (37,315)          (139,907)       (2,694,426)       (4,783,414)
                                                     ---------         ----------        ----------       -----------
   Net increase (decrease) in Class C Shares .......     8,527            (12,443)         (538,591)         (269,083)
                                                     =========         ==========        ==========       ===========
CLASS R:
Shares sold ........................................                                         31,378            33,823
Shares issued upon reinvestment of dividends .......                                             --                --
Shares redeemed ....................................                                        (30,724)          (59,018)
                                                                                         ----------       -----------
   Net increase (decrease) in Class R Shares .......                                            654           (25,195)
                                                                                         ==========       ===========

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

7. FEDERAL INCOME TAX INFORMATION. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

The tax character of the distributions paid during the fiscal years ended April 30, 2004 and 2003 is as follows:

                                                     2004               2003
                                                     ----               ----
             COMSTOCK STRATEGY FUND
             Ordinary Income ....................  $730,726          $1,255,058

             COMSTOCK CAPITAL VALUE FUND
             Ordinary Income ....................        --           1,226,445

For the year ended April 30, 2004, the following reclassifications were made to increase (decrease) such accounts with offsetting adjustments to paid-in capital. These reclassifications related to expired capital loss carryforwards and foreign currency transactions and have no impact on total net assets.

                                                                              ACCUMULATED REALIZED
                                                       ACCUMULATED            LOSS ON INVESTMENTS,
                                                    UNDISTRIBUTED NET    FOREIGN CURRENCY, PUT OPTIONS,      PAID-IN
                                                    INVESTMENT INCOME   FUTURES AND SECURITIES SOLD SHORT    CAPITAL
                                                    -----------------   ---------------------------------    -------
                  Comstock Strategy Fund ............. $  679,791                 $ 6,839,912             $ (7,519,703)
                  Comstock Capital Value Fund ........  1,375,848                  13,151,234              (14,527,082)

As of April 30, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                  STRATEGY FUND      CAPITAL VALUE FUND
                                                                  -------------      ------------------
                  Undistributed ordinary income/(loss) .......... $    182,205         $     881,681
                  Accumulated capital loss carryforwards ........  (75,459,436)         (174,483,189)
                  Post October losses ...........................   (9,548,980)          (35,637,766)
                  Unrealized appreciation/(depreciation) ........      296,780             2,205,164
                                                                  ------------         -------------
                  Total accumulated earnings/(deficit) .......... $(84,529,431)        $(207,034,110)
                                                                  ============         =============

The following summarizes capital loss carryforwards and expiration dates for each Fund at April 30, 2004:

                 EXPIRING IN FISCAL YEAR    STRATEGY FUND     CAPITAL VALUE FUND
                 -----------------------    -------------     ------------------
                          2005               $14,912,760         $ 14,168,996
                          2006                14,076,373           57,496,622
                          2007                26,257,347           48,938,064
                          2008                15,186,640           36,909,064
                          2009                 5,026,316              409,704
                          2012                        --           16,560,739
                                             -----------         ------------
                                             $75,459,436         $174,483,189
                                             ===========         ============

During the year ended April 30, 2004, the Comstock Strategy Fund and Comstock Capital Value Fund utilized $1,275,880 and $0, respectively, of capital loss carryforwards. The remaining capital loss carryovers incurred in the year ended April 30, 1996 of $7,519,703 and $14,438,751 for Comstock Strategy Fund and Comstock Capital Value Fund, respectively, expired.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

As of April 30, 2004, the cost of investments of each Fund for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. The following summarizes the net unrealized appreciation (depreciation) on investments, put options purchased, securities sold short and futures transactions for each Fund at April 30, 2004:

                                         GROSS           GROSS
                                      UNREALIZED      UNREALIZED
                                     APPRECIATION    DEPRECIATION       NET
                                     ------------    ------------     --------
Comstock Strategy Fund .............  $  879,371       $ (582,591)   $  296,780
Comstock Capital Value Fund ........   3,742,340       (1,537,176)    2,205,164

8. TRANSACTIONS WITH AFFILIATES. During the six months ended October 31, 2004, the Funds paid Gabelli & Company $26,067 representing commissions (sales charges and underwriting fees) on sales of Fund shares.

The cost of calculating each Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreements between each Fund and the Adviser. During the six months ended October 31, 2004, the Comstock Strategy Fund and the Comstock Capital Value Fund reimbursed the Adviser $0 and $17,400, respectively, in connection with the cost of computing such Fund's net asset value.

The Comstock Capital Value Fund and the Comstock Strategy Fund reimbursed the Adviser for costs incurred for sub-transfer agency fees provided by third parties amounting to $5,921 and $0, respectively, for the six months ended October 31, 2004 in connection with these agreements.

9. CONTRIBUTIONS FROM THE ADVISER AND OTHER SERVICE PROVIDERS. In February 2003 the Board approved a change in investment policy to permit the Strategy Fund to engage in short sales. In late June 2003, the Fund became aware that this change in policy should have been approved by shareholders prior to implementation. At April 30, 2003, the Strategy Fund had open short sales of common stocks with a market value of $2,842,480 and sustained unrealized losses of $253,760. Through June 2003, the Fund sustained additional losses of $583,634 in connection with these transactions. The Strategy Fund's service providers, including the Adviser, have reimbursed the Strategy Fund $837,394 for the full amount of losses sustained in connection with these transactions.

10. OTHER MATTERS. On October 7, 2003, Gabelli Asset Management Inc. (GBL), the parent company of the Funds' Adviser, received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. GBL has also received a subpoena and letters from the SEC regarding mutual fund trading practices and valuation of portfolio securities. GBL is responding to the requests. The Funds do not believe that these matters will have a material adverse effect on the Funds' financial position or the results of its operations.

11. INDEMNIFICATIONS. The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                            INCOME FROM INVESTMENT OPERATIONS          DISTRIBUTIONS
                        ---------------------------------------  -------------------------
                                         Net
              Net Asset             Realized and        Total                             Net Asset
  Period       Value,      Net       Unrealized         from        Net                     Value,
   Ended     Beginning  Investment Gain (Loss) on    Investment  Investment      Total      End of
 April 30    of Period   Income(b)   Investments     Operations    Income    Distributions  Period
 --------    ---------  ---------- --------------    ----------  ----------  ------------- --------
STRATEGY FUND
CLASS O
   2005(a)     $3.71       $0.01       $(0.24)         $(0.23)     $(0.05)       $(0.05)     $3.43
   2004         4.35        0.04        (0.55)          (0.51)      (0.13)        (0.13)      3.71
   2003         4.17        0.06         0.29            0.35       (0.17)        (0.17)      4.35
   2002         4.20        0.13        (0.04)           0.09       (0.12)        (0.12)      4.17
   2001(e)      4.04        0.15         0.17            0.32       (0.16)        (0.16)      4.20
   2000         4.94        0.20        (0.90)          (0.70)      (0.20)        (0.20)      4.04
CLASS A
   2005(a)     $3.79       $0.01       $(0.25)         $(0.24)     $(0.04)       $(0.04)     $3.51
   2004         4.42        0.03        (0.57)          (0.54)      (0.08)        (0.08)      3.79
   2003         4.17        0.05         0.29            0.34       (0.09)        (0.09)      4.42
   2002         4.20        0.11        (0.03)           0.08       (0.11)        (0.11)      4.17
   2001(e)      4.04        0.14         0.17            0.31       (0.15)        (0.15)      4.20
   2000         4.94        0.19        (0.90)          (0.71)      (0.19)        (0.19)      4.04
CLASS C
   2005(a)     $3.83       $0.00*      $(0.25)         $(0.25)     $(0.04)       $(0.04)     $3.54
   2004         4.46        0.00*       (0.58)          (0.58)      (0.05)        (0.05)      3.83
   2003         4.21        0.02         0.28            0.30       (0.05)        (0.05)      4.46
   2002         4.22        0.09        (0.02)           0.07       (0.08)        (0.08)      4.21
   2001(e)      4.06        0.11         0.16            0.27       (0.11)        (0.11)      4.22
   2000         4.94        0.15        (0.88)          (0.73)      (0.15)        (0.15)      4.06

                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
             --------------------------------------------------------

                      Net Assets
  Period                 End of         Net                 Portfolio
   Ended       Total    Period     Investment   Operating   Turnover
 April 30    Return(c) (in 000's) Income/(Loss)  Expenses     Rate
 --------    --------- ---------- ------------- ---------   ---------
STRATEGY FUND
CLASS O
   2005(a)    (6.26)%    $12,324      0.80%(d)    1.89%(d)      0%
   2004      (11.85)      14,008      1.04        2.09         58
   2003        8.22       19,159      1.26        1.31          0
   2002        2.19       20,460      3.06        1.75         16
   2001(e)     8.05       23,051      3.32        2.02         61
   2000      (14.35)      27,854      4.55        2.23        112
CLASS A
   2005(a)    (6.26)%     $4,009      0.54%(d)    2.15%(d)      0%
   2004      (12.52)       4,553      0.74        2.34         58
   2003        8.09       14,630      0.98        1.56          0
   2002        1.95       20,472      2.56        1.83         16
   2001(e)     7.77        2,838      3.57        2.27         61
   2000      (14.58)       3,789      4.28        2.46        112
CLASS C
   2005(a)    (6.67)%       $479     (0.21)%(d)   2.91%(d)      0%
   2004      (13.12)         486      0.02        3.08         58
   2003        7.14          621      0.32        2.21          0
   2002        1.61          104      2.04        2.73         16
   2001(e)     6.90          157      2.57        3.02         61
   2000      (14.89)         212      3.51        3.16        112

----------------------------------
(a)  For the period ended October 31, 2004; unaudited.
(b)  Based on average shares outstanding.
(c) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions. Total return excluding the effect of the contributions from the Fund's Adviser and other service providers for $253,760 for the year ended April 30, 2003 was 7.48%, 7.11% and 6.42% for Class O, A, and C Shares, respectively and $583,634 for the year ended April 30, 2004 was (13.75)%, (14.13)%, and (14.93)% for Class O,
     A and C Shares, respectively.
(d)  Annualized.
(e) On May 23, 2000, Gabelli Funds, LLC became the investment adviser for the Fund. Prior to May 23, 2000, Comstock Partners Inc. was the investment adviser for the Fund.
*    Amount is less than $0.005 per share.

                 See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                            INCOME FROM INVESTMENT OPERATIONS            DISTRIBUTIONS
                        ----------------------------------------   -------------------------
                                          Net
            Net Asset       Net       Realized and      Total                                 Net Asset
  Period      Value,    Investment     Unrealized        from         Net                       Value,
   Ended    Beginning     Income     Gain (Loss) on   Investment   Investment      Total        End of
 April 30   of Period    (Loss)(b)    Investments     Operations     Income    Distributions    Period
 --------   ---------   ----------   --------------   ----------   ----------  -------------  ---------
CAPITAL VALUE FUND
CLASS A
   2005(a)    $3.29       $(0.01)        $(0.22)        $(0.23)         --            --        $3.06
   2004        4.25        (0.02)         (0.94)         (0.96)         --            --         3.29
   2003        3.59         0.01           0.70           0.71      $(0.05)       $(0.05)        4.25
   2002        3.34         0.06           0.34           0.40       (0.15)        (0.15)        3.59
   2001(e)     2.72         0.16           0.66           0.82       (0.20)        (0.20)        3.34
   2000        3.49         0.12          (0.84)         (0.72)      (0.05)        (0.05)        2.72
CLASS B
   2005(a)    $3.24       $(0.02)        $(0.22)        $(0.24)         --            --        $3.00
   2004        4.22        (0.05)         (0.93)         (0.98)         --            --         3.24
   2003        3.57        (0.03)          0.71           0.68      $(0.03)       $(0.03)        4.22
   2002        3.33         0.03           0.34           0.37       (0.13)        (0.13)        3.57
   2001(e)     2.71         0.13           0.67           0.80       (0.18)        (0.18)        3.33
   2000        3.47         0.10          (0.86)         (0.76)      (0.00)*          --         2.71
CLASS C
   2005(a)    $3.10       $(0.02)        $(0.21)        $(0.23)         --            --        $2.87
   2004        4.04        (0.05)         (0.89)         (0.94)         --            --         3.10
   2003        3.43        (0.03)          0.68           0.65      $(0.04)       $(0.04)        4.04
   2002        3.20         0.03           0.33           0.36       (0.13)        (0.13)        3.43
   2001(e)     2.61         0.14           0.63           0.77       (0.18)        (0.18)        3.20
   2000        3.32         0.09          (0.80)         (0.71)         --            --         2.61
CLASS R
   2005(a)    $3.28       $(0.00)*       $(0.23)        $(0.23)         --            --        $3.05
   2004        4.23        (0.01)         (0.94)         (0.95)         --            --         3.28
   2003        3.58         0.01           0.70           0.71      $(0.06)       $(0.06)        4.23
   2002        3.34         0.15           0.25           0.40       (0.16)        (0.16)        3.58
   2001(e)     2.71         0.16           0.68           0.84       (0.21)        (0.21)        3.34
   2000        3.48         0.14          (0.85)         (0.71)      (0.06)        (0.06)        2.71

                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
             --------------------------------------------------------------------------------------

                       Net Assets                Operating   Operating  Interest Expense
  Period                 End of         Net       Expenses   Expenses     and Dividends   Portfolio
   Ended       Total     Period      Investment    Before     Net of      on Securities   Turnover
 April 30    Return(c) (in 000's)  Income/(Loss)   Waivers   Waivers        Sold Short      Rate
 --------    --------- ----------  -------------  --------   ---------  ----------------  ---------
CAPITAL VALUE FUND
CLASS A
   2005(a)     (6.99)%   $76,678     (0.35)%(d)   1.79%(d)    1.79%(d)       0.17%(d)         0%
   2004       (22.59)     75,628     (0.64)       1.97        1.97           0.17            66
   2003        19.49     105,679      0.16        1.70        1.70           0.16             7
   2002        12.18      47,547      1.63        1.94        1.75           0.10             0
   2001(e)     31.23      33,852      5.02        2.06        1.87           0.05             5
   2000       (20.70)     39,112      3.82        2.01        2.01           0.28             0
CLASS B
   2005(a)     (7.41)%    $7,334     (1.12)%(d)   2.54%(d)    2.54%(d)       0.17%(d)         0%
   2004       (23.22)      9,381     (1.32)       2.67        2.67           0.17            66
   2003        18.89      23,485     (0.57)       2.46        2.45           0.17             7
   2002        11.31      12,843      0.82        2.70        2.51           0.10             0
   2001(e)     30.36       8,639      4.27        2.81        2.62           0.05             5
   2000       (21.82)      7,936      3.04        2.78        2.78           0.28             0
CLASS C
   2005(a)     (7.42)%   $16,184     (1.11)%(d)   2.54%(d)    2.54%(d)       0.17%(d)         0%
   2004       (23.27)     19,171     (1.38)       2.71        2.71           0.17            66
   2003        18.66      26,044     (0.65)       2.47        2.47           0.18             7
   2002        11.33       5,468      0.86        2.69        2.50           0.10             0
   2001(e)     30.50       3,874      4.27        2.81        2.62           0.05             5
   2000       (21.39)      2,366      3.07        2.71        2.71           0.28             0
CLASS R
   2005(a)     (7.01)%       $71     (0.12)%(d)   1.55%(d)    1.55%(d)       0.17%(d)         0%
   2004       (22.46)         74     (0.29)       1.66        1.66           0.17            66
   2003        19.43         202      0.30        1.50        1.50           0.20             7
   2002        12.16           9      4.10        1.75        1.56           0.11             0
   2001(e)     32.12          48      5.27        1.81        1.62           0.05             5
   2000       (20.49)          5      4.13        1.61        1.61           0.23             0

----------------------------------
(a)  For the period ending October 31, 2004; unaudited.
(b)  Based on average shares outstanding.
(c) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions.
(d)  Annualized.
(e) On May 23, 2000, Gabelli Funds, LLC became the investment adviser for the Fund. Prior to May 23, 2000, Comstock Partners Inc. was the investment adviser for the Fund.
*    Amount is less than $0.005 per share.

                 See accompanying notes to financial statements.

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GABELLI WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
GABELLI WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

 TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY
       BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                              COMSTOCK FUNDS, INC.
                             Comstock Strategy Fund
                           Comstock Capital Value Fund
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

M. Bruce Adelberg                              Anthony R. Pustorino
CONSULTANT                                     CERTIFIED PUBLIC  ACCOUNTANT
MBA RESEARCH GROUP                             PROFESSOR EMERITUS
                                               PACE UNIVERSITY

Anthony J. Colavita                            Werner J. Roeder, MD
ATTORNEY-AT-LAW                                VICE PRESIDENT/MEDICAL AFFAIRS
ANTHONY J. COLAVITA, P.C.                      LAWRENCE HOSPITAL CENTER

Vincent D. Enright                             Henry G. Van der Eb
FORMER SENIOR VICE PRESIDENT                   CHAIRMAN OF
AND CHIEF FINANCIAL OFFICER                    COMSTOCK FUNDS, INC. AND
KEYSPAN ENERGY CORP.                           THE GABELLI MATHERS FUND

Charles L. Minter
FORMER CHAIRMAN AND
CHIEF EXECUTIVE OFFICER
COMSTOCK PARTNERS, INC.

                         OFFICERS AND PORTFOLIO MANAGERS

Bruce N. Alpert                                Martin Weiner, CFA
EXECUTIVE VICE PRESIDENT                       PORTFOLIO MANAGER
AND TREASURER                                  AND PRESIDENT

James E. McKee                                 Charles L. Minter
SECRETARY                                      PORTFOLIO MANAGER
                                               AND DIRECTOR

Carolyn Matlin
VICE PRESIDENT
                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP





--------------------------------------------------------------------------------
This report is submitted for the general information of the Comstock Funds, Inc. and is not authorized for use in connection with an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by a current prospectus.
--------------------------------------------------------------------------------

GABCOMSA04SR


COMSTOCK
FUNDS,
INC.






Comstock Strategy Fund
Comstock Capital Value Fund

                                                              SEMI-ANNUAL REPORT
                                                                OCTOBER 31, 2004

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES   OF  EQUITY  SECURITIES  BY  LOSED-END MANAGEMENT  INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors has a Nominating Committee comprised of five "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Directors, namely M. Bruce Adelberg, Anthony J. Colavita, Vincent D. Enright, Anthony R. Pustorino and Werner J. Roeder. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Director candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Directors, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

        o The name of the shareholder and evidence of the person's ownership of shares of the Company, including the number of shares owned and the length of time of ownership;

        o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Director of the Company and the person's consent to be named as a Director if selected by the Nominating Committee and nominated by the Board of Directors; and

        o If requested by the Nominating Committee, a completed and signed directors questionnaire.

The shareholder recommendation and information described above must be sent to the Company's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Company's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Director of the Company are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Directors' oversight of the business and affairs of the Company and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Company. The Nominating Committee also seeks to have the Board of Directors represent a diversity of backgrounds and experience.

The Company's Nominating Committee has adopted a charter (the "Charter"), which was approved by the Board of Trustees on May 12, 2004.

ITEM 11. CONTROLS AND PROCEDURES.

        (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

        (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

        (a)(1)  Not applicable.

        (a)(2)  Certifications  pursuant to Rule 30a-2(a) under the 1940 Act and
                Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

        (a)(3)  Not applicable.

        (b)     Certifications  pursuant to Rule 30a-2(a) under the 1940 Act and
                Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Comstock Funds, Inc.
           ---------------------------------------------------------------------

By (Signature and Title)*       /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                Bruce N. Alpert, Principal Executive Officer

Date     December 30, 2004
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ Bruce N. Alpert
                         -------------------------------------------------------
                               Bruce N. Alpert, Principal Executive Officer &
                               Principal Financial Officer

Date     December 30, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.